Consolidated Statements of Cash Flows (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Net loss	$ (12,777,299)	$ (11,533,686)	$ (29,911,381)	$ (18,829,224)	$ (19,739,033)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of stock issued for services	707,504	373,234
Share based compensation	1,066,154	5,592,638	884,778	6,566,152	8,701,263
Impairment of evaluated properties	3,274,718			2,821,176
Change in fair value of commodity price derivatives	(445,609)	(398,840)		(549,434)	398,840
Change in fair value of convertible debentures conversion derivative	(700,000)	(1,587,699)		(3,821,792)
Amortization of deferred financing costs, issuance of stock for convertible debentures interest, and accretion of debt discount	3,843,457	3,701,373		4,446,911	3,989,649
Depreciation, depletion, amortization and accretion	2,897,156	3,194,301		4,347,117	5,036,648
Impairment of equipment			2,750,000
Debt inducement and warrant modification expense				2,800,000	2,953,450
Common stock issued for convertible note interest				559,873
Bad debt expense					400,000
Fair value of warrants issued			3,329,106
Non-cash restructuring costs			17,500,000
Loss on aborted property acquisitions			5,075,000
Compensation expense recognized for assignment of overrides					1,578,080
Changes in operating assets and liabilities:
Accounts receivable	(433,567)	(891,076)	(100,000)	73,940	(757,554)
Other assets	(21,294)	(19,674)	15,627	39,451	(34,066)
Accounts payable and other accruals	(867,353)	2,428,101	96,507	757,207	2,361,082
Restricted cash	(17,453)	144,001	(20,876)	218,376	(1,129,665)
Related party payable	(16,475)	15,067
Accrued expenses	742,982	297,330
Net cash provided by (used in) operating activities	(2,747,079)	1,315,070	(381,239)	(570,247)	3,758,694
Cash flows used in investing activities:
Acquisition of undeveloped properties	(436,023)	(9,033,007)		(9,433,073)	(18,560,412)
Sale of unevaluated properties	1,443,852		1,500,000	3,000,000	2,000,000
Investment in operating bonds	(184)	(160)	(109,891)	(348)	(75,675)
Drilling capital expenditures	(4,278,785)	(6,876,232)		(7,017,523)	(4,637,111)
Additions of office equipment	(2,928)	(40,648)	(750,470)	(83,727)	(55,767)
Additions of evaluated properties and equipment (net of purchase price adjustment)					(25,580,793)
Sale of drilling rigs					100,000
Proceeds from hedge settlement				226,203
Net cash used in investing activities	(3,274,068)	(15,950,047)	639,639	(13,308,468)	(46,809,758)
Cash flows provided by (used in) financing activities:
Proceeds from sale of common stock, units and exercise of warrants		2,129,801	500,000	2,129,870	28,132,727
Net change in debts	(988,299)	(377,498)		(483,774)	(8,061,319)
Proceeds from debt	5,000,000	8,000,000		9,411,597	28,500,000
Common stock reacquired in attempted Church acquisition			(750,000)
Common stock issuable			100,000		(100,000)
Net cash provided by (used in) financing activities	4,011,701	9,752,303	(150,000)	11,057,693	48,471,408
Change in cash and cash equivalents	(2,009,446)	(4,882,674)	108,400	(2,821,023)	5,420,344
Cash and cash equivalents, beginning of period	2,707,722	5,528,744		5,528,744	108,400
Cash and cash equivalents, end of period	698,276	646,070	108,400	2,707,722	5,528,744
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest				3,201,312	2,655,131
Cash paid for income taxes
Non-cash transactions:
Purchase of rigs for note payable			3,250,000
Sale of property for receivable				1,443,852
Debt issuance cost				400,000
Purchase of properties for common stock			8,025,000	10,895,893	15,787,500
Stock and warrants issued for deferred financing costs				1,611,832	6,867,735
Stock and warrants issued for prepaid financial advisory fees					1,234,510
Stock and warrants issued for prepaid financial office rent				81,997
Default on note in property acquisition			(2,200,000)
Property additions for asset retirement obligation				61,469	479,238
Stock issued for payment on long-term debt				$ 559,872